Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000255862 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000255862 | Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000255862 | Vanguard Real Estate ETF
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000255862 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000255862 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000255862 | Equity
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000255862 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	71.60%
C000255862 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	20.60%
C000255862 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	79.40%
C000255863 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000255863 | Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000255863 | Vanguard Real Estate ETF
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000255863 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000255863 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000255863 | Equity
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000255863 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	71.60%
C000255863 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	20.60%
C000255863 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	79.40%
C000134834 | Federal Home Loan Banks, 1.5, 2028-02-25
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000134834 | Federal Home Loan Banks, 1.5, 2026-07-21
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000134834 | iShares Gold Trust
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000134834 | Federal National Mortgage Association, 0.85, 2026-06-30
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000134834 | United States Treasury Bill, 3.760, 2025-04-08
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000134834 | United States Treasury Bill, 4.2100, 2025-09-11
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000134834 | United States Treasury Bill, 4.0900, 2025-10-30
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000134834 | Federal Home Loan Banks, 1.75, 2026-06-30
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000134834 | Federal Home Loan Mortgage Corporation, 0.700, 2026-08-19
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000134834 | Federal Home Loan Banks, 1.375, 2027-06-30
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000134834 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000134834 | Equity
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000134834 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000134834 | Financials3130AKRU2
Holdings [Line Items]
Percent of Total Investments	42.00%
C000134834 | Commodity464285204
Holdings [Line Items]
Percent of Total Investments	19.30%
C000134834 | Cash & Equivalent61747C707
Holdings [Line Items]
Percent of Total Investments	29.00%
C000134834 | U.S. Treasury Obligations912797NA1
Holdings [Line Items]
Percent of Total Investments	9.70%
C000134834 | CMO
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134834 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000134834 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000134834 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000134834 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000134834 | Agency
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000134835 | Federal Home Loan Banks, 1.5, 2028-02-25
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000134835 | Federal Home Loan Banks, 1.5, 2026-07-21
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000134835 | iShares Gold Trust
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000134835 | Federal National Mortgage Association, 0.85, 2026-06-30
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000134835 | United States Treasury Bill, 3.760, 2025-04-08
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000134835 | United States Treasury Bill, 4.2100, 2025-09-11
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000134835 | United States Treasury Bill, 4.0900, 2025-10-30
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000134835 | Federal Home Loan Banks, 1.75, 2026-06-30
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000134835 | Federal Home Loan Mortgage Corporation, 0.700, 2026-08-19
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000134835 | Federal Home Loan Banks, 1.375, 2027-06-30
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000134835 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000134835 | Equity
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000134835 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000134835 | Financials3130AKRU2
Holdings [Line Items]
Percent of Total Investments	42.00%
C000134835 | Commodity464285204
Holdings [Line Items]
Percent of Total Investments	19.30%
C000134835 | Cash & Equivalent61747C707
Holdings [Line Items]
Percent of Total Investments	29.00%
C000134835 | U.S. Treasury Obligations912797NA1
Holdings [Line Items]
Percent of Total Investments	9.70%
C000134835 | CMO
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134835 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000134835 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000134835 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000134835 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000134835 | Agency
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000134836 | Federal Home Loan Banks, 1.5, 2028-02-25
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000134836 | Federal Home Loan Banks, 1.5, 2026-07-21
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000134836 | iShares Gold Trust
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000134836 | Federal National Mortgage Association, 0.85, 2026-06-30
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000134836 | United States Treasury Bill, 3.760, 2025-04-08
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000134836 | United States Treasury Bill, 4.2100, 2025-09-11
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000134836 | United States Treasury Bill, 4.0900, 2025-10-30
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000134836 | Federal Home Loan Banks, 1.75, 2026-06-30
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000134836 | Federal Home Loan Mortgage Corporation, 0.700, 2026-08-19
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000134836 | Federal Home Loan Banks, 1.375, 2027-06-30
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000134836 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000134836 | Equity
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000134836 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000134836 | Financials3130AKRU2
Holdings [Line Items]
Percent of Total Investments	42.00%
C000134836 | Commodity464285204
Holdings [Line Items]
Percent of Total Investments	19.30%
C000134836 | Cash & Equivalent61747C707
Holdings [Line Items]
Percent of Total Investments	29.00%
C000134836 | U.S. Treasury Obligations912797NA1
Holdings [Line Items]
Percent of Total Investments	9.70%
C000134836 | CMO
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134836 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000134836 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000134836 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000134836 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000134836 | Agency
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000134837 | Federal Home Loan Banks, 1.5, 2028-02-25
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000134837 | Federal Home Loan Banks, 1.5, 2026-07-21
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000134837 | iShares Gold Trust
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000134837 | Federal National Mortgage Association, 0.85, 2026-06-30
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000134837 | United States Treasury Bill, 3.760, 2025-04-08
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000134837 | United States Treasury Bill, 4.2100, 2025-09-11
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000134837 | United States Treasury Bill, 4.0900, 2025-10-30
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000134837 | Federal Home Loan Banks, 1.75, 2026-06-30
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000134837 | Federal Home Loan Mortgage Corporation, 0.700, 2026-08-19
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000134837 | Federal Home Loan Banks, 1.375, 2027-06-30
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000134837 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000134837 | Equity
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000134837 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000134837 | Financials3130AKRU2
Holdings [Line Items]
Percent of Total Investments	42.00%
C000134837 | Commodity464285204
Holdings [Line Items]
Percent of Total Investments	19.30%
C000134837 | Cash & Equivalent61747C707
Holdings [Line Items]
Percent of Total Investments	29.00%
C000134837 | U.S. Treasury Obligations912797NA1
Holdings [Line Items]
Percent of Total Investments	9.70%
C000134837 | CMO
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134837 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000134837 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000134837 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000134837 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000134837 | Agency
Holdings [Line Items]
Percent of Net Asset Value	18.90%